Fair values	12 Months Ended
Mar. 31, 2021
Text Block [Abstract]
Fair values
46	Fair values
Set out below, is a comparison by class of the carrying amounts and fair value of the financial instruments of the group:

	As at 31 March 2021		As at 31 March 2020
	Carrying value	Fair value	Carrying value	Fair value
Financial assets
Measured at amortised cost
Security deposits	185	185	131	131
Bank deposits with remaining maturity for more than twelve months	2,999	2,999	142	142
Trade receivables	35,980	35,980	25,914	25,914
Cash and cash equivalents	20,679	20,679	13,089	13,089
Bank balances other than cash and cash equivalents	26,506	26,506	31,203	31,203
Advances recoverable	154	154	233	233
Deferred consideration receivable	1,936	1,936	—	—
Interest accrued on fixed deposits	394	394	607	607
Government grant receivable	1,161	1,161	1,749	1,749
Loans to related parties	11	11	5	5
Interest accrued on loans to related parties	—	—	0	0
Recoverable from related parties	—	—	15	15
Other current financial assets	52	52	114	114

Measured at FVTPL
Investment in unquoted compulsorily convertible debentures of entities under joint control	—	—	624	624

Measured at FVTOCI
Derivative instruments	2,691	2,691	8,718	8,718

Financial liabilities
Financial guarantee contracts	78	78	—	—
Measured at amortised cost
Non convertible debentures	100,584	101,725	45,211	45,211
Term loan from bank	51,157	51,455	53,924	53,924
Term loan from financial institutions	93,419	99,394	92,488	92,488
Compulsorily convertible debentures	809	809	553	553
Senior secured notes	92,924	98,308	128,160	128,160
Compulsorily convertible preference shares	26,697	26,697	23,200	23,200
Interest accrued but not due on borrowings	1,686	1,686	1,692	1,692
Interest accrued but not due on debentures	1,344	1,344	371	371
Capital creditors	9,001	9,001	8,926	8,926
Purchase consideration payable	191	191	272	272
Other payables	1	1	109	109
Interest-bearing loans and borrowings - Short term	10,643	10,643	12,148	12,148
Trade payables	3,245	3,245	3,733	3,733
Lease liabilities	2,112	2,112	1,646	1,646

Measured at FVTOCI
Derivative instruments	1,070	1,070	—	—

The management of the Group assessed that cash and cash equivalents, trade receivables, bank balances other than cash and cash equivalents, short term loans, trade payables, short term interest-bearing loans and borrowings, other current financial liabilities and other current financial assets approximate their carrying amounts largely due to the short-term maturities of these instruments
.
The following methods and assumptions were used to estimate the fair values:

i)
Fair values of the Group’s term loans from banks, term loans from financial institutions, non convertible debentures, acceptances and senior secured notes including current maturities are determined by using Discounted Cash Flow (DCF) method using discount rate that reflects the issuer’s borrowing rate as at the end of the reporting period. They are classified as level 3 fair values in the fair value hierarchy due to the inclusion of unobservable inputs including own credit risk. The own non-performance
risk as at 31 March 2021 and 2020 was assessed to be insignificant.

ii)
Fair values of the liability component of compulsory convertible preference shares and compulsory convertible debentures determined by using DCF method using discount rate that reflects the borrowing rate as at the end of the reporting period. They are classified as level 3 fair values in the fair value hierarchy due to the inclusion of unobservable inputs including own credit risk. The own non-performance
risk as at 31 March 2021 and 2020 was assessed to be insignificant.

iii)
Fair values of the
non-current
trade receivables, security deposits given are determined by using DCF method using discount rate that reflects the lending rate as at the end of the reporting period. They are classified as level 3 fair values in fair value hierarchy due to inclusion of unobservable inputs including counterparty credit risk.

iv)
The Group enter into derivative financial instruments with various counterparties, principally financial institutions with investment grade credit ratings. Cross currency interest rate swaps are valued using valuation techniques, which employs the use of market observable inputs. The models incorporate various inputs including the credit quality of counterparties, foreign exchange spot and forward rates, yield curves of the currency, interest rate curves and forward rate curves of the underlying instrument. The changes in counterparty credit risk had no material effect on the hedge effectiveness assessment for derivatives designated in hedge relationships.